Summary of significant accounting policies - Change in Accounting Principle (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings		$ (2,230,060)	¥ (14,551,146)		¥ 1,311,194,007
Increase in deferred tax asset		92,820,321	605,652,593		465,441,419
Increase in Allowance for credit losses for the accounts receivable and contract assets		5,928,227	38,681,680	$ 29,564,737	192,909,907	¥ 221,213,326
Increase in Allowance for credit losses for the loans receivable		15,717,362	102,555,784	3,786,892	24,709,468
Increase in Allowance for credit losses for the earnings rights associated with loan assets		304,668	1,987,960	0	0
Increase in cash and equivalents		114,389,028	746,388,408		1,005,980,251	1,069,361,250
Increase in guarantee liabilities		1,500,326	9,789,626	2,678,207	17,475,303	¥ 20,898,201	¥ 545,169,033
Adoption of ASU 2016-13
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in Allowance for credit losses for the accounts receivable and contract assets		2,379,224	(15,524,436)
Increase in Allowance for credit losses for the loans receivable		644,451	4,205,046
Increase in Allowance for credit losses for the earnings rights associated with loan assets			2,802,000	$ 429,425
Increase in guarantee liabilities		$ 45,612	¥ 297,622
Adoption of ASU 2016-13 | Cumulative effect of accounting change
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Pre tax increase in the Allowance for credit losses	¥ 22,990,000
Pre tax increase in the Allowance for credit losses (in percent)	8.03%
Retained earnings					(17,240,000)
Increase in deferred tax asset					5,750,000
Increase in Allowance for credit losses for the accounts receivable and contract assets					11,640,000
Increase in Allowance for credit losses for the loans receivable					3,150,000
Increase in Allowance for credit losses for the earnings rights associated with loan assets					2,100,000
Increase in cash and equivalents					120,000
Increase in guarantee liabilities					¥ 220,000